Note 5 - Vessels, net (Details Textual) $ in Thousands	May 20, 2016 T	Jan. 21, 2016 T	Jun. 30, 2016 USD ($)	May 23, 2016 USD ($)	Jan. 26, 2016 USD ($)
M/T Eco Revolution [Member]
Size of Vessel | T		39,000
Property, Plant and Equipment, Gross					$ 32,809
Shipyard Installments, Gross					31,400
Capitalized Expenses, Gross					$ 1,409
M/T Stenaweco Excellence [Member]
Size of Vessel | T	50,000
Property, Plant and Equipment, Gross			$ 32,124	$ 32,253
Shipyard Installments, Gross				30,778
Capitalized Expenses, Gross				$ 1,475